Leases (Maturities of Lease Liabilities under Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 1,849
2026	1,633
2027	79
2028	0
2029	0
Thereafter	0
Total future lease payments	3,561
Less: imputed interest	179
Total present value of lease liabilities	$ 3,382	$ 3,317
Weighted average remaining lease term	2 years
Weighted average discount rate	4.70%
Liabilities for leases	$ 0